Long-term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Maximum limit for revolving line of credit		$ 50,000	$ 50,000
Line of credit facility maturity date		May 04, 2016	May 04, 2016
Debt instrument, description of variable rate basis		LIBOR	LIBOR
Available borrowings under LOC		21,101	15,556	15,492
Monthly fee on the average unused commitment		0.375%	0.375%
Contingent interest rate increase		2.00%	2.00%
Outstanding letters of credit		7,175	7,175	7,278	8,389
Contributed capital from members	12,010			2,500	12,628
LIBOR [Member]
Debt Instrument [Line Items]
Line of credit outstanding		16,000	24,500	16,000
Interest rate		2.25%	2.25%
LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate				2.25%
LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate				3.75%
Base Rate [Member]
Debt Instrument [Line Items]
Line of credit outstanding		2,555	2,769	1,231
Interest rate		4.25%	4.25%	4.25%
Letter of Credit [Member]
Debt Instrument [Line Items]
Letters of credit		$ 10,000	$ 10,000